Other Current and Non-current Liabilities - Summary of Other Non-current Liabilities (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Non-current portion of tax payable	$ 31	$ 50
Cemento interoceanio [member] | Liabilitites classified as held for sale [member]
Disclosure of transactions between related parties [line items]
Deferred revenues	$ 50
Period of amortisation of deferred revenue	10 years